Estimated Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
2016	$ 13,431
2017	13,345
2018	12,557
2019	11,665
2020	11,630
Thereafter	419,167
Net Balance	$ 481,795	$ 542,248